Tax provision - Major components of income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings:
Current tax	$ (977)	$ (134)
Deferred tax	26	(68)
Tax provision on earnings	(951)	(202)
Other comprehensive earnings:
Deferred tax (provision) recovery on retirement benefit actuarial gain (loss)	(52)	2
Tax provision on comprehensive earnings	$ (1,003)	$ (200)